Credit risk management	12 Months Ended
Sep. 30, 2024
Credit risk management
Credit risk management

Note 11. Credit risk management

		Note
Index	Note name	number
Credit risk	Credit risk management framework	11.1
The risk of financial loss where a customer or counterparty fails to meet their financial obligations to Westpac.	Credit risk ratings system	11.2
	Credit risk concentrations and maximum exposure to credit risk	11.3
	Credit quality of financial assets	11.4
	Credit risk mitigation, collateral and other credit enhancements	11.5

11.1.  Credit risk management framework

Please refer to Note 21.1 for details of Westpac’s overall risk management framework.

●	Westpac maintains a Credit Risk Management Framework, a Credit Risk Management Strategy, and a Credit Risk Appetite Statement, and a number of supporting policies and appetite statements that define roles and responsibilities, acceptable practices, limits and key controls.
●	The Credit Risk Management Framework describes the principles, methodologies, systems, roles and responsibilities, reports and key controls for managing credit risk.
●	The BRiskC, Westpac Group Executive Risk Committee (RISKCO) and Westpac Group Credit Risk Committee (CREDCO) monitor the risk profile, performance and management of Westpac’s credit portfolio and the development and review of key credit risk policies.
●	The Credit Risk Rating System Policy describes the credit risk rating system philosophy, design, key features and uses of rating outcomes.
●	All models materially impacting the risk rating process are periodically reviewed in accordance with Westpac’s model risk policies.
●	An annual review is performed of the Credit Risk Rating System by the BRiskC and CREDCO.
●	Specific credit risk estimates (including PD, LGD and EAD levels) are overseen and reviewed annually in line with Westpac’s Credit Model Risk Policy. Models are approved under delegated authority from the Chief Risk Officer. Model Risk is overseen by Westpac’s Model Risk Committee.
●	In determining the provision for ECL, the forward-looking economic inputs and the probability weightings of the forward-looking scenarios as well as any adjustments made to the modelled outcomes are subject to the approval of the Chief Financial Officer and the Chief Risk Officer with oversight from the Board of Directors (and its Committees).
●	Policies for the delegation of credit approval authorities and formal limits for the extension of credit are established throughout Westpac.
●	Credit manuals are established and maintained throughout Westpac including policies governing the origination, evaluation, approval, documentation, settlement and ongoing management of credit risks.
●	Climate change related credit risks are considered in line with our Climate Change Position Statement and Action Plan. Climate change risks are managed in accordance with Westpac’s risk framework which is supported by the Sustainability Risk Management Framework (SRMF), Group Environmental, Social and Governance (ESG) Credit Risk Policy and Board Risk Appetite Statements (RAS). The Climate Change Credit Risk Committee oversees work to identify and manage the potential impact on credit exposures from climate change-related transition and physical risks across Westpac and reports to CREDCO.
●	Westpac’s ESG Credit Risk Policy details Westpac’s overall approach to managing ESG risks in the credit risk process for applicable transactions.
●	Sector policies guide credit extension where industry-specific guidelines are considered necessary (e.g. acceptable financial ratios or permitted collateral).

Note 11. Credit risk management (Continued)

11.2.  Credit risk ratings system

The principal objective of the credit risk rating system is to assess the credit risk to which Westpac is exposed. Westpac has two main approaches to this assessment.

Transaction-managed customers

Transaction managed customers are generally customers with business lending exposures. They are individually assigned a Customer Risk Grade (CRG), corresponding to their expected PD. Each facility is assigned an LGD. Westpac’s risk rating system has a tiered scale of risk grades for both non-defaulted customers and defaulted customers. Non-defaulted CRGs are mapped to Moody’s and S&P Global Ratings (S&P) external senior unsecured ratings.

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to Westpac’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+
Westpac Rating
Weak	E	Watchlist
	F	Special Mention
	G	Substandard/Default
	H	Doubtful/Default

Program-managed portfolio

The program-managed portfolio generally includes retail products such as mortgages, personal lending (including credit cards) as well as certain small to medium sized enterprise lending. These credit exposures are grouped into pools of similar risk based on the analysis of characteristics that have historically predicted the likelihood of default, and a PD is assigned relative to the credit exposure’s pool. The exposure is then assigned to strong, satisfactory or weak by benchmarking that PD against transaction-managed exposures, which are in turn mapped to external ratings per the above table. In addition, any program-managed exposures that are one or more days past due are classified as weak.

11.3.  Credit risk concentrations and maximum exposure to credit risk

Credit risk concentrations

Credit risk is concentrated when a number of counterparties are engaged in similar activities, have similar economic characteristics and thus may be similarly affected by changes in economic or other conditions.

Westpac monitors its credit portfolio to manage risk concentrations and rebalance the portfolio.

Individual customers or groups of related customers

Westpac has large exposure limits governing the aggregate size of credit exposure normally acceptable to individual customers and groups of related customers. These limits are tiered by customer risk grade.

Specific industries

Exposures to businesses, governments and other financial institutions are classified into a number of industry clusters based on related Australian and New Zealand Standard Industrial Classification (ANZSIC) codes and are monitored against Westpac’s industry risk appetite limits.

Individual countries

Westpac has limits governing risks related to individual countries, such as political situations, government policies and economic conditions that may adversely affect either a customer’s ability to meet its obligations to Westpac, or Westpac’s ability to realise its assets in a particular country.

Note 11. Credit risk management (Continued)

Maximum exposure to credit risk

The maximum exposure to credit risk (excluding collateral received) is represented by the carrying amount of on-balance sheet financial assets (which comprise cash and balances with central banks, collateral paid, trading securities and financial assets measured at FVIS, derivative financial instruments, investment securities, loans, other financial assets and certain balances included in assets held for sale) and undrawn credit commitments.

The following tables set out the credit risk concentrations to which Westpac and the Parent Entity are exposed for on-balance sheet financial assets and for undrawn credit commitments.

The balances for trading securities and financial assets measured at FVIS and investment securities exclude equity securities as the primary financial risk is not credit risk.

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets measured at FVIS (Note 16)
●
47% (2023: 58%) were issued by financial institutions for Westpac;

48% (2023: 59%) for the Parent Entity.

●
50% (2023: 37%) were issued by government or semi-government authorities for Westpac;

49% (2023: 37%) for the Parent Entity.

●
82% (2023: 76%) were held in Australia by Westpac;

86% (2023: 83%) by the Parent Entity.

Investment securities (Note 17)
●
17% (2023: 21%) were issued by financial institutions for Westpac;

17% (2023: 22%) for the Parent Entity.

●
82% (2023: 79%) were issued by government or semi-government authorities for Westpac;

83% (2023: 78%) for the Parent Entity.

●
91% (2023: 89%) were held in Australia by Westpac;

99% (2023: 99%) by the Parent Entity.

Loans (Note 9)	The following tables provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 20)	● 81% (2023: 80%) were issued by financial institutions for both Westpac and the Parent Entity. ● 90% (2023: 75%) were held in Australia by Westpac; 91% (2023: 76%) by the Parent Entity.

Note 11. Credit risk management (Continued)

		2024				2023[a]
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Consolidated		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	9,810	26	1,637	11,473	8,818	22	1,619	10,459
Agriculture, forestry and fishing	13,733	40	2,713	16,486	11,894	52	2,695	14,641
Construction	7,900	33	4,623	12,556	7,140	37	4,496	11,673
Finance and insurance	29,484	112,860	13,801	156,145	28,162	131,658	13,718	173,538
Government, administration and defence	811	99,830	1,558	102,199	1,030	62,231	1,414	64,675
Manufacturing	9,997	499	8,361	18,857	9,721	824	7,489	18,034
Mining	2,865	415	3,038	6,318	2,506	520	3,364	6,390
Property	60,767	546	13,771	75,084	55,970	668	13,342	69,980
Property services and business services	14,321	149	7,921	22,391	13,468	207	6,542	20,217
Services	13,015	108	8,369	21,492	13,464	86	8,546	22,096
Trade	15,159	366	9,933	25,458	14,101	452	9,457	24,010
Transport and storage	10,289	681	6,313	17,283	8,862	668	5,440	14,970
Utilities	8,175	983	8,373	17,531	7,306	924	5,879	14,109
Retail lending	511,025	1,056	84,006	596,087	494,306	936	85,644	580,886
Other	1,577	592	1,781	3,950	1,524	576	1,545	3,645
Total Australia	708,928	218,184	176,198	1,103,310	678,272	199,861	171,190	1,049,323
New Zealand
Accommodation, cafes and restaurants	313	3	32	348	318	1	33	352
Agriculture, forestry and fishing	8,352	41	573	8,966	8,826	62	627	9,515
Construction	385	1	566	952	408	2	460	870
Finance and insurance	4,757	11,364	1,838	17,959	4,440	13,347	2,414	20,201
Government, administration and defence	210	8,820	812	9,842	183	7,598	809	8,590
Manufacturing	1,785	58	1,444	3,287	2,142	33	1,378	3,553
Mining	151	2	125	278	156	4	72	232
Property	7,604	649	1,080	9,333	7,011	618	1,291	8,920
Property services and business services	962	121	357	1,440	996	111	418	1,525
Services	1,961	45	823	2,829	1,621	26	1,106	2,753
Trade	2,164	32	1,154	3,350	2,409	25	1,118	3,552
Transport and storage	661	105	362	1,128	763	115	404	1,282
Utilities	1,621	557	1,340	3,518	1,566	606	1,488	3,660
Retail lending	63,563	117	14,221	77,901	62,339	92	13,960	76,391
Other	108	77	123	308	148	81	161	390
Total New Zealand	94,597	21,992	24,850	141,439	93,326	22,721	25,739	141,786
Other overseas
Accommodation, cafes and restaurants	85	-	11	96	107	-	10	117
Agriculture, forestry and fishing	2	-	1	3	3	-	1	4
Construction	34	-	73	107	60	-	127	187
Finance and insurance	3,656	9,447	4,964	18,067	2,414	14,091	4,417	20,922
Government, administration and defence	-	4,389	-	4,389	-	3,218	-	3,218
Manufacturing	958	3	1,500	2,461	212	1	1,639	1,852
Mining	28	-	931	959	33	-	666	699
Property	472	2	37	511	466	1	43	510
Property services and business services	503	35	797	1,335	543	22	400	965
Services	36	-	629	665	196	2	335	533
Trade	909	3	1,813	2,725	999	3	1,359	2,361
Transport and storage	527	15	108	650	438	6	132	576
Utilities	232	1	139	372	233	1	39	273
Retail lending	328	-	13	341	347	3	14	364
Other	40	97	47	184	38	75	40	153
Total other overseas	7,810	13,992	11,063	32,865	6,089	17,423	9,222	32,734
Total gross credit risk	811,335	254,168	212,111	1,277,614	777,687	240,005	206,151	1,223,843

a.

In 2024, the Group revised the attribution of certain exposures between industry categories to better align with their presentation for regulatory reporting. Certain LCH cleared derivative exposures were also reclassified between locations to better reflect the location of the underlying risk. Comparatives have been revised to align with current period presentation.

Note 11. Credit risk management (Continued)

		2024				2023[a]
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Parent Entity		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	9,777	26	1,637	11,440	8,784	22	1,619	10,425
Agriculture, forestry and fishing	13,659	40	2,713	16,412	11,828	52	2,695	14,575
Construction	7,188	31	4,623	11,842	6,540	36	4,496	11,072
Finance and insurance	29,430	160,947	13,801	204,178	28,098	178,999	13,718	220,815
Government, administration and defence	809	99,831	1,558	102,198	1,028	62,231	1,414	64,673
Manufacturing	9,811	496	8,361	18,668	9,544	824	7,489	17,857
Mining	2,816	415	3,038	6,269	2,464	520	3,364	6,348
Property	60,743	548	13,771	75,062	55,934	668	13,341	69,943
Property services and business services	14,013	151	7,921	22,085	13,147	207	6,542	19,896
Services	12,802	107	8,369	21,278	13,258	86	8,546	21,890
Trade	14,962	365	9,933	25,260	13,924	452	9,457	23,833
Transport and storage	9,978	682	6,313	16,973	8,593	668	5,440	14,701
Utilities	8,145	983	8,373	17,501	7,280	924	5,879	14,083
Retail lending	511,023	1,056	84,006	596,085	494,297	934	85,644	580,875
Other	1,330	521	1,781	3,632	1,276	474	1,545	3,295
Total Australia	706,486	266,199	176,198	1,148,883	675,995	247,097	171,189	1,094,281
New Zealand
Accommodation, cafes and restaurants	-	2	-	2	-	-	-	-
Agriculture, forestry and fishing	-	11	4	15	-	29	4	33
Construction	2	-	78	80	4	-	52	56
Finance and insurance	-	5,969	112	6,081	-	7,484	112	7,596
Government, administration and defence	-	2,087	2	2,089	-	1,761	2	1,763
Manufacturing	35	55	82	172	43	26	85	154
Mining	-	1	61	62	-	3	-	3
Property	-	141	-	141	-	138	1	139
Property services and business services	2	21	13	36	5	19	13	37
Services	-	39	6	45	-	20	7	27
Trade	266	28	223	517	316	20	254	590
Transport and storage	1	76	32	109	1	15	20	36
Utilities	-	327	94	421	-	311	77	388
Retail lending	-	-	-	-	-	-	-	-
Other	-	-	1	1	-	2	1	3
Total New Zealand	306	8,757	708	9,771	369	9,828	628	10,825
Other overseas
Accommodation, cafes and restaurants	74	-	11	85	75	-	10	85
Agriculture, forestry and fishing	1	-	1	2	2	-	1	3
Construction	24	-	66	90	53	-	109	162
Finance and insurance	3,648	9,047	4,957	17,652	2,408	14,196	4,409	21,013
Government, administration and defence	-	3,288	-	3,288	-	1,831	-	1,831
Manufacturing	895	4	1,498	2,397	195	1	1,637	1,833
Mining	2	-	928	930	6	-	663	669
Property	241	1	16	258	235	1	20	256
Property services and business services	480	35	794	1,309	521	22	395	938
Services	17	-	626	643	173	1	332	506
Trade	768	3	1,787	2,558	868	3	1,243	2,114
Transport and storage	499	15	103	617	410	6	128	544
Utilities	228	1	139	368	207	1	18	226
Retail lending	282	-	10	292	290	-	11	301
Other	30	94	20	144	27	75	20	122
Total other overseas	7,189	12,488	10,956	30,633	5,470	16,137	8,996	30,603
Total gross credit risk	713,981	287,444	187,862	1,189,287	681,834	273,062	180,813	1,135,709

a.

In 2024, the Group revised the attribution of certain exposures between industry categories to better align with their presentation for regulatory reporting. Certain LCH cleared derivative exposures were also reclassified between locations to better reflect the location of the underlying risk. Comparatives have been revised to align with current period presentation.

Note 11. Credit risk management (Continued)

11.4.  Credit quality of financial assets

Credit quality disclosures

The following tables show the credit quality of gross credit risk exposures measured at amortised cost or at FVOCI to which the impairment requirements apply. The credit quality is determined by reference to the credit risk ratings system (refer to Note 11.2) and expectations of future economic conditions under multiple scenarios.

Consolidated		2024				2023[a]
$m	Stage 1	Stage 2	Stage 3	Total[b]	Stage 1	Stage 2	Stage 3	Total[b]
Loans - housing
Strong	311,054	24,975	-	336,029	291,914	27,447	-	319,361
Good/satisfactory	159,016	45,242	-	204,258	156,836	48,929	-	205,765
Weak	2,512	16,389	6,893	25,794	2,533	14,178	5,237	21,948
Total loans - housing	472,582	86,606	6,893	566,081	451,283	90,554	5,237	547,074
Loans - personal
Strong	4,104	104	-	4,208	4,318	95	-	4,413
Good/satisfactory	5,254	825	-	6,079	6,097	802	-	6,899
Weak	191	570	190	951	252	623	192	1,067
Total loans - personal	9,549	1,499	190	11,238	10,667	1,520	192	12,379
Loans - business
Strong	81,696	19,387	-	101,083	80,177	13,564	-	93,741
Good/satisfactory	75,873	47,282	-	123,155	63,434	52,477	-	115,911
Weak	200	6,347	3,231	9,778	200	5,468	2,914	8,582
Total loans - business	157,769	73,016	3,231	234,016	143,811	71,509	2,914	218,234
Investment securities
Strong	102,721	-	-	102,721	73,963	-	-	73,963
Good/satisfactory	-	71	-	71	-	51	-	51
Weak	-	649	-	649	-	876	-	876
Total investment securities[c]	102,721	720	-	103,441	73,963	927	-	74,890
All other financial assets
Strong	76,264	-	-	76,264	112,482	-	-	112,482
Good/satisfactory	899	-	-	899	597	-	-	597
Weak	229	-	-	229	197	-	-	197
Total all other financial assets	77,392	-	-	77,392	113,276	-	-	113,276
Undrawn credit commitments
Strong	140,786	14,341	-	155,127	137,275	11,169	-	148,444
Good/satisfactory	40,271	14,186	-	54,457	40,482	15,142	-	55,624
Weak	218	1,868	441	2,527	214	1,503	366	2,083
Total undrawn credit commitments	181,275	30,395	441	212,111	177,971	27,814	366	206,151

Total strong	716,625	58,807	-	775,432	700,129	52,275	-	752,404
Total good/satisfactory	281,313	107,606	-	388,919	267,446	117,401	-	384,847
Total weak	3,350	25,823	10,755	39,928	3,396	22,648	8,709	34,753
Total on and off-balance sheet	1,001,288	192,236	10,755	1,204,279	970,971	192,324	8,709	1,172,004

a.

In 2024, the Group revised the methodology that it uses to classify program - managed exposures as strong, satisfactory, or weak in order to better align the mapping of program - managed exposures to transaction - managed exposures. This is a change in disclosure methodology only and does not represent a change in underlying credit quality of the Group’s credit exposures, or a change in ECL. Comparatives have been revised to align with current period presentation.

b.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

c.

Excludes equity instruments. Includes $1,172 million (2023: $1,438 million) at amortised cost. $452 million (2023: $511 million) of these are classified as strong, $71 million (2023: $51 million) are classified as good/satisfactory and $649 million (2023: $876 million) are classified as weak.

Details of collateral held in support of these balances are provided in Note 11.5.

Note 11. Credit risk management (Continued)

Parent Entity		2024				2023[a]
$m	Stage 1	Stage 2	Stage 3	Total[b]	Stage 1	Stage 2	Stage 3	Total[b]
Loans - housing
Strong	304,169	24,829	-	328,998	285,019	27,316	-	312,335
Good/satisfactory	117,339	33,284	-	150,623	117,007	36,087	-	153,094
Weak	2,233	15,471	6,235	23,939	2,255	13,342	4,754	20,351
Total loans - housing	423,741	73,584	6,235	503,560	404,281	76,745	4,754	485,780
Loans - personal
Strong	3,721	92	-	3,813	3,917	82	-	3,999
Good/satisfactory	4,849	647	-	5,496	5,692	625	-	6,317
Weak	178	512	180	870	236	561	180	977
Total loans - personal	8,748	1,251	180	10,179	9,845	1,268	180	11,293
Loans - business
Strong	70,448	18,047	-	88,495	68,229	12,647	-	80,876
Good/satisfactory	61,784	42,132	-	103,916	50,967	46,127	-	97,094
Weak	123	4,814	2,894	7,831	124	4,086	2,581	6,791
Total loans - business	132,355	64,993	2,894	200,242	119,320	62,860	2,581	184,761
Investment securities
Strong	95,346	-	-	95,346	67,257	-	-	67,257
Good/satisfactory	-	71	-	71	-	51	-	51
Weak	-	-	-	-	-	-	-	-
Total investment securities[c]	95,346	71	-	95,417	67,257	51	-	67,308
All other financial assets
Strong	119,265	-	-	119,265	155,014	-	-	155,014
Good/satisfactory	731	-	-	731	515	-	-	515
Weak	71	-	-	71	50	-	-	50
Total all other financial assets	120,067	-	-	120,067	155,579	-	-	155,579
Undrawn credit commitments
Strong	129,379	13,659	-	143,038	124,609	10,412	-	135,021
Good/satisfactory	30,827	11,667	-	42,494	31,265	12,655	-	43,920
Weak	212	1,707	411	2,330	206	1,323	343	1,872
Total undrawn credit commitments	160,418	27,033	411	187,862	156,080	24,390	343	180,813

Total strong	722,328	56,627	-	778,955	704,045	50,457	-	754,502
Total good/satisfactory	215,530	87,801	-	303,331	205,446	95,545	-	300,991
Total weak	2,817	22,504	9,720	35,041	2,871	19,312	7,858	30,041
Total on and off-balance sheet	940,675	166,932	9,720	1,117,327	912,362	165,314	7,858	1,085,534

a.

In 2024, the Group revised the methodology that it uses to classify program - managed exposures as strong, satisfactory, or weak in order to better align the mapping of program - managed exposures to transaction - managed exposures. This is a change in disclosure methodology only and does not represent a change in underlying credit quality of the Group’s credit exposures, or a change in ECL. Comparatives have been revised to align with current period presentation.

b.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

c.	Excludes equity instruments. Includes $71 million (2023: $51 million) at amortised cost which are all classified as good/satisfactory.

Details of collateral held in support of these balances are provided in Note 11.5.

Note 11. Credit risk management (Continued)

11.5.  Credit risk mitigation, collateral and other credit enhancements

Westpac uses a variety of techniques to reduce the credit risk arising from its lending activities. This includes Westpac establishing that it has direct, irrevocable and unconditional recourse to collateral and other credit enhancements through obtaining legally enforceable documentation.

Collateral

The table below describes the nature of collateral or security held for each relevant class of financial asset.

Loans – housing and personal[a]

Housing loans are secured by a mortgage over property and additional security may take the form of guarantees and deposits.

Personal lending (including credit cards and overdrafts) is predominantly unsecured. Where security is taken, it is restricted to eligible motor vehicles, caravans, campers, motor homes and boats. Personal lending also includes margin lending which is secured primarily by shares or managed funds.

Loans – business

Business loans may be secured, partially secured or unsecured. Security is typically taken by way of a mortgage over property and/or a general security agreement over business assets or other assets.

Other security such as guarantees, standby letters of credit or derivative protection may also be taken as collateral, if appropriate.

Trading securities, financial assets measured at FVIS and derivatives

These exposures are carried at fair value which reflects the credit risk.

For trading securities, no collateral is sought directly from the issuer or counterparty; however this may be implicit in the terms of the instrument (such as an asset-backed security). The terms of debt securities may include collateralisation.

For derivatives, master netting agreements are typically used to enable the effects of derivative assets and liabilities with the same counterparty to be offset when measuring these exposures. Additionally, collateralisation agreements are also typically entered into with major institutional counterparties to avoid the potential build-up of excessive mark-to-market positions. Derivative transactions are increasingly being cleared through central clearers.

a.	This includes collateral held in relation to associated credit commitments.

Management or risk mitigation

Westpac mitigates credit risk through controls covering:

Collateral and valuation management

The estimated realisable value of collateral held in support of loans is based on a combination of:

●
Formal valuations currently held for such collateral; and
●
Management’s assessment of the estimated realisable value of all collateral held.

This analysis also takes into consideration any other relevant knowledge available to management at the time. Updated valuations are obtained when appropriate.

Westpac revalues collateral related to financial markets positions on a daily basis and has formal processes in place to promptly call for collateral top-ups, if required. These processes include margining for non-centrally cleared customer derivatives as regulated by Australian Prudential Standard CPS226. The collateralisation arrangements are documented via the Credit Support Annex of the ISDA dealing agreements and Global Master Repurchase Agreements (GMRA) for repurchase transactions.

In relation to financial markets positions, Westpac only recognises collateral which is:

●
Cash, primarily in Australian dollars (AUD), New Zealand dollars (NZD), US dollars (USD), Canadian dollars (CAD), British pounds (GBP) or European Union euro (EUR);
●
Bonds issued by Australian Commonwealth, State and Territory governments or their Public Sector Enterprises, provided these attract a zero risk-weighting under Australian Prudential Standard (APS) 112;
●
Securities issued by other sovereign governments and supranationals as approved by an authorised credit officer; or
●
Protection bought via credit-linked notes (provided the proceeds are invested in cash or other eligible collateral).

Other credit enhancements

Westpac only recognises guarantees, standby letters of credit, or credit derivative protection from entities meeting minimum eligibility requirements (provided they are not related to the entity with which Westpac has a credit exposure) including but not limited to:

●
Sovereign;
●
Australia and New Zealand public sector;
●
ADIs and overseas banks with a minimum risk grade equivalent of A3 / A–; and
●
Others with a minimum risk grade equivalent of A3 / A–.

Credit Portfolio Management (CPM) manages Westpac’s corporate, sovereign and bank credit portfolios through monitoring the exposure and any offsetting hedge positions. CPM purchases credit protection from entities that meet minimum eligibility requirements.

Offsetting

Creditworthy customers domiciled in Australia and New Zealand may enter into formal agreements with Westpac, permitting Westpac to set-off gross credit and debit balances in their nominated accounts. Cross-border set-offs are not permitted.

Close-out netting is undertaken with counterparties with whom the Group has entered into a legally enforceable master netting agreement for their off-balance sheet financial market transactions in the event of default.

Further details of offsetting are provided in Note 23.

Central clearing

Westpac executes derivative transactions through central clearing counterparties. Central clearing counterparties mitigate risk through stringent membership requirements, the collection of margin against all trades placed, the default fund, and an explicitly defined order of priority of payments in the event of default.

Note 11. Credit risk management (Continued)

Collateral held against loans

Westpac analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

Westpac and the Parent Entity’s loan portfolio have the following coverage from collateral held:

		2024				2023
	Housing	Personal	Business		Housing	Personal	Business
%	loans[a]	loans	loans	Total	loans[a]	loans	loans	Total
Performing loans
Consolidated
Fully secured	100.0	9.7	68.1	89.6	100.0	10.0	66.1	89.1
Partially secured	-	11.1	14.2	4.2	-	16.4	15.2	4.5
Unsecured	-	79.2	17.7	6.2	-	73.6	18.7	6.4
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	100.0	10.7	68.3	89.9	100.0	10.9	66.3	89.4
Partially secured	-	12.2	14.1	4.1	-	18.0	15.3	4.5
Unsecured	-	77.1	17.6	6.0	-	71.1	18.4	6.1
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Non-performing loans
Consolidated
Fully secured	91.5	-	56.7	79.0	93.9	-	55.3	78.2
Partially secured	8.5	23.2	23.4	13.4	6.1	33.9	23.9	13.0
Unsecured	-	76.8	19.9	7.6	-	66.1	20.8	8.8
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	91.8	-	59.7	80.0	93.9	-	56.8	78.9
Partially secured	8.2	24.4	21.7	12.7	6.1	35.6	23.3	12.7
Unsecured	-	75.6	18.6	7.3	-	64.4	19.9	8.4
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

a.	For the purpose of collateral classification, housing loans are classified as fully secured, unless they are non-performing in which case they may be classified as partially secured.

Details of the carrying value and associated provision for ECL are disclosed in Note 9 and Note 10 respectively. The credit quality of loans is disclosed in Note 11.4.

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Cash, primarily for derivatives	3,079	3,526	2,936	3,244
Securities under reverse repurchase agreements[a]	17,950	11,862	17,950	11,821
Securities under derivatives[a]	112	53	112	53
Total other collateral held	21,141	15,441	20,998	15,118

a.	Securities received as collateral are not recognised in the Group and Parent Entity’s balance sheet.